Segment Information - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) Segment Geographicalarea Industry	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of operating segments [abstract]
Number of operating segment | Industry	1
Number of geographical area | Geographicalarea	2
Number of reporting segment | Segment	1
Royalty income | $	$ 108,406	$ 90,683	$ 68,613